UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc., 399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 40.6%
Baton Rouge Parish, Exxon Project, AMT, RB
0.58%, 2/1/17 (A)	$9,000,000	$9,000,000
Board of Trustees of Michigan State University, TECP
0.73%, 3/14/17	23,000,000	23,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.61%, 2/2/17 (A)	30,700,000	30,700,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.65%, 2/1/17 (A)	10,700,000	10,700,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.65%, 2/1/17 (A)	10,000,000	10,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.65%, 2/1/17 (A)	6,500,000	6,500,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.51%, 2/1/17 (A)	1,300,000	1,300,000
California State, TECP
0.82%, 4/6/17	3,820,000	3,820,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.61%, 2/2/17 (A)	8,000,000	8,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.57%, 2/1/17 (A)	12,350,000	12,350,000
Illinois State, EFA, TECP
0.80%, 4/4/17	17,000,000	17,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.64%, 2/1/17 (A)	19,400,000	19,400,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.67%, 2/1/17 (A)	3,000,000	3,000,000
Indiana State, Finance Authority, Trinity Healthcare Project, RB
0.65%, 2/2/17 (A)	9,700,000	9,700,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.58%, 2/1/17 (A)	13,000,000	13,000,000
Jacksonville, TECP
0.72%, 2/8/17	25,000,000	25,000,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.72%, 2/2/17 (A)	1,182,000	1,182,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.55%, 2/1/17 (A)	3,400,000	3,400,000
Lower Neches Valley Authority, IDC, Exxon Mobile Project, RB
0.54%, 2/1/17 (A)	10,210,000	10,210,000
Massachusetts Port Authority, Harborside Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.71%, 2/1/17 (A) (B)	5,400,000	5,400,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.58%, 2/1/17 (A)	4,840,000	4,840,000
Mississippi State, Business Financial, Chevron USA Project, Ser E, RB
0.59%, 2/1/17 (A)	7,300,000	7,300,000
Norfolk, EDA, Sentara Healthcare Project, RB
0.64%, 2/2/17 (A)	11,400,000	11,400,000
Norfolk, IDA, TECP
0.75%, 3/20/17	25,800,000	25,800,000
Princeton University, TECP
0.68%, 2/9/17	7,000,000	7,000,000
0.90%, 5/15/17	5,000,000	5,000,000
Sentara Healthcare, TECP
0.85%, 2/8/17	3,320,000	3,320,000
Texas A&M University, TECP
0.85%, 2/7/17	25,000,000	25,000,000
Trinity Health, TECP
0.74%, 2/23/17	34,000,000	33,984,624
Uinta, Wyoming, Chevron USA Project, RB
0.58%, 2/1/17 (A)	13,205,000	13,205,000
University of California, Ser AL-2, RB
0.63%, 2/2/17 (A)	6,100,000	6,100,000
University of California, Ser Z-1, RB
0.65%, 2/2/17 (A)	16,520,000	16,520,000
University of California, Ser Z-2, RB
0.66%, 2/2/17 (A)	14,400,000	14,400,000
University of Texas, TECP
0.62%, 2/2/17	25,000,000	24,999,997

TOTAL MUNICIPAL OBLIGATIONS		421,531,621
CORPORATE OBLIGATIONS — 21.2%
BANKS — 10.7%
Bank of Montreal
1.32%, 2/1/17 (C)	20,000,000	20,000,000
Bank of Nova Scotia
1.20%, 2/23/17 (C)	14,200,000	14,200,397
1.25%, 4/11/17	7,200,000	7,203,005
Commonwealth Bank of Australia
1.13%, 3/13/17	28,027,000	28,031,684
2.25%, 3/16/17 (B)	6,055,000	6,063,905
Inter-American Development Bank MTN
0.78%, 10/15/17 (C)	10,000,000	9,990,886
International Bank for Reconstruction & Development MTN
0.85%, 7/14/17 (C)	15,000,000	15,000,057
Westpac Banking
1.20%, 5/19/17	10,000,000	10,004,333
		110,494,267
DOMESTIC/FOREIGN BANK SUPPORTED — 2.8%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.83%, 3/1/17 (A)	24,400,000	24,400,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Partisan Property (LOC: Wells Fargo Bank, N.A.)
0.90%, 3/1/17 (A)	$3,824,850	$3,824,850
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.83%, 3/1/17 (A)	1,070,000	1,070,000
		29,294,850
FINANCIALS — 4.7%
Canadian Imperial Bank of Commerce NY
1.59%, 10/23/17 (C)	10,000,000	10,020,162
Royal Bank of Canada MTN
1.21%, 6/16/17 (C)	4,000,000	4,002,566
1.25%, 6/16/17	10,000,000	10,005,876
Royal Bank of Canada NY
1.41%, 10/5/17 (C)	4,775,000	4,781,787
US Bank
1.38%, 9/11/17	20,000,000	20,024,167
		48,834,558
INDUSTRIAL — 1.8%
Toyota Motor Credit MTN
1.13%, 5/16/17	10,000,000	10,004,370
1.45%, 1/12/18	8,793,000	8,802,517
		18,806,887
INFORMATION TECHNOLOGY — 1.2%
Apple
0.90%, 5/12/17	12,600,000	12,601,174

TOTAL CORPORATE OBLIGATIONS		220,031,736
COMMERCIAL PAPER — 16.1%
BANKS — 3.8%
Caisse Centrale Desjardins
0.76%, 2/6/17 (D)	15,000,000	14,998,417
0.79%, 2/10/17 (D)	15,000,000	14,997,037
0.95%, 2/24/17 (D)	10,000,000	9,993,931
		39,989,385
INDUSTRIAL & OTHER COMMERCIAL PAPER — 12.3%
CDP Financial
1.08%, 5/8/17 (D)	15,000,000	14,956,800
Johnson & Johnson
0.55%, 3/1/17 (D)	25,000,000	24,989,305
Ontario Teachers
1.26%, 4/11/17 (B) (D)	15,000,000	14,964,062
1.28%, 7/21/17 (D)	11,000,000	10,934,031
PSP Capital
0.80%, 2/3/17 (B) (D)	10,000,000	9,999,556
0.89%, 4/18/17 (B) (D)	10,000,000	9,981,211
0.94%, 4/24/17 (D)	20,000,000	19,957,178
Yale University
0.62%, 2/2/17 (D)	10,000,000	9,999,828
0.93%, 5/15/17 (D)	11,650,000	11,619,001
		127,400,972
TOTAL COMMERCIAL PAPER		167,390,357
CERTIFICATES OF DEPOSIT — 7.3%
Canada Imperial Bank NY
1.33%, 9/14/17	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
1.09%, 4/6/17	15,000,000	15,000,000
Royal Bank of Canada
1.20%, 3/2/17	500,000	500,170
State Street Bank & Trust
1.21%, 2/10/17	15,000,000	15,003,902
Westpac Banking
1.03%, 4/20/17	10,000,000	10,000,000
1.20%, 7/19/17	20,000,000	20,000,000
TOTAL CERTIFICATES OF DEPOSIT		75,504,072
REGIONAL GOVERNMENT OBLIGATIONS — 3.0%
Hydro-Quebec
1.38%, 6/19/17	15,000,000	15,013,976
Province of British Columbia Canada
1.20%, 4/25/17	15,894,000	15,909,932
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		30,923,908
SOVEREIGN DEBT — 3.0%
Canada Government International Bond
0.88%, 2/14/17	24,800,000	24,802,181
Export Development Canada
0.75%, 12/15/17	6,000,000	5,980,307
TOTAL SOVEREIGN DEBT		30,782,488
REPURCHASE AGREEMENTS — 8.6%
Counterparty: Bank of Montreal
0.52% dated 1/31/17, due 2/1/17
in the amount of $9,801,142, fully collateralized by U.S. Treasury obligation, par value $7,679,300 coupon 1.75%, maturity 1/15/28 value $9,997,048	9,801,000	9,801,000
Counterparty: Bank of Nova Scotia
0.54% dated 1/31/17, due 2/1/17
in the amount of $75,001,125, fully collateralized by U.S. Government obligations, par value $12,874,000 - $25,000,000 coupon range 0.88% - 1.50%, maturity range 10/26/17 - 9/30/20 value $76,501,797	75,000,000	75,000,000
Counterparty: RBC Capital Markets
0.52% dated 1/31/17, due 2/1/17
in the amount of $5,000,072, fully collateralized by U.S. Treasury obligation, par value $5,121,100 coupon 2.25%, maturity 11/15/24 value $5,100,001	5,000,000	5,000,000

TOTAL REPURCHASE AGREEMENTS		89,801,000
TOTAL INVESTMENTS
(Cost $1,035,965,182) † — 99.8%		1,035,965,182
OTHER ASSETS AND LIABILITIES, NET — 0.2%		1,663,051
NET ASSETS — 100.0%		$1,037,628,233

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities amounted to $46,408,734 or 4.47% of net assets of the Portfolio.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2017. Date shown represents the final maturity date.
(D)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax
EDA — Economic Development Authority
EFA — Educational Facilities Authority IDA — Industrial Development Authority IDC — Industrial Development Corp.
LOC — Letter of Credit MFA — Municipal Finance Authority MTN — Medium Term Note
N.A. — National Association
PCFA — Pollution Control Financing Authority RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.0%
FANNIE MAE — 0.1%
1.13%, 4/27/17 (A)	$830,000	$831,025

FANNIE MAE, DISCOUNT NOTE — 10.7%
0.41%, 2/1/17 (A) (B)	50,000,000	50,000,000
0.42%, 2/14/17 (A) (B)	35,000,000	34,994,692
0.49%, 2/15/17 (A) (B)	20,000,000	19,996,220
0.47%, 4/19/17 (A) (B)	12,500,000	12,487,407
		117,478,319
FEDERAL FARM CREDIT BANK — 0.6%
0.83%, 2/27/17 (C)	900,000	899,978
0.81%, 6/20/17 (C)	385,000	384,987
0.80%, 7/25/17 (C)	5,000,000	4,999,752
		6,284,717
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 11.1%
0.49%, 2/14/17 (B)	25,000,000	24,995,576
0.50%, 2/16/17 (B)	45,000,000	44,990,625
0.46%, 2/24/17 (B)	15,000,000	14,995,592
0.56%, 5/10/17 (B)	12,500,000	12,480,945
0.56%, 5/16/17 (B)	5,000,000	4,991,911
0.53%, 7/5/17 (B)	6,500,000	6,485,263
0.75%, 11/3/17 (B)	5,700,000	5,667,561
0.89%, 12/7/17 (B)	7,500,000	7,443,350
		122,050,823
FEDERAL HOME LOAN BANK — 4.4%
0.60%, 4/19/17 (C)	25,000,000	25,000,000
0.65%, 4/28/17	18,000,000	18,000,000
0.64%, 4/28/17	2,500,000	2,500,226
0.75%, 8/15/17	2,000,000	2,000,000
1.25%, 12/26/17	750,000	752,548
		48,252,774
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 10.0%
0.40%, 2/10/17 (B)	609,000	608,939
0.53%, 2/27/17 (B)	35,000,000	34,986,603
0.50%, 3/29/17 (B)	45,000,000	44,965,000
0.56%, 4/5/17 (B)	30,000,000	29,970,600
		110,531,142
FREDDIE MAC — 8.2%
1.00%, 3/8/17 (A)	7,500,000	7,502,143
1.00%, 9/29/17 (A)	45,000,000	45,046,685
0.66%, 10/24/17 (A) (C)	25,000,000	25,000,000
0.72%, 10/27/17 (A)	250,000	249,687
0.61%, 1/11/18 (A) (C)	12,500,000	12,500,000
		90,298,515
FREDDIE MAC, DISCOUNT NOTE — 7.9%
0.36%, 2/6/17 (A) (B)	25,000,000	24,998,750
0.42%, 2/7/17 (A) (B)	25,000,000	24,998,250
0.48%, 5/3/17 (A) (B)	12,500,000	12,484,991
0.61%, 7/20/17 (A) (B)	25,000,000	24,928,410
		87,410,401
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		583,137,716
U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bills
0.43%, 2/16/17 (B)	25,000,000	24,995,521
0.46%, 3/9/17 (B)	25,000,000	24,988,625
0.23%, 4/27/17 (B)	25,000,000	24,973,143
0.60%, 6/1/17 (B)	50,000,000	49,899,583
TOTAL U.S. TREASURY OBLIGATIONS		124,856,872
COMMERCIAL PAPER — 7.8%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 7.8%
Army and Air Force Exchange Service
0.55%, 2/1/17 (B)	32,500,000	32,500,000
0.71%, 2/13/17 (B)	10,000,000	9,997,633
0.65%, 2/22/17 (B)	25,000,000	24,990,521
0.70%, 2/27/17 (B)	2,500,000	2,498,736
0.70%, 3/2/17 (B)	15,500,000	15,491,260
TOTAL COMMERCIAL PAPER		85,478,150
REPURCHASE AGREEMENTS — 27.8%
Counterparty: Bank of Montreal
0.51% dated 1/31/17, due 2/7/17
in the amount of $50,004,958, fully collateralized by U.S. Treasury obligations, par value $200 - $27,090,800, coupon range 0.00% - 3.88%, maturity range 7/31/17 - 5/15/46 value $51,000,020	50,000,000	50,000,000
Counterparty: Bank of Montreal
0.52% dated 1/31/17, due 2/1/17
in the amount of $56,307,813, fully collateralized by U.S. Treasury obligations, par value $1,920,100 - $21,932,700, coupon range 0.00% - 3.63%, maturity range 1/15/28 - 8/15/40 value $57,433,162	56,307,000	56,307,000
Counterparty: Bank of Nova Scotia
0.54% dated 1/31/17, due 2/1/17
in the amount of $175,002,625, fully collateralized by U.S. Government obligations, par value $17,393,000 - $48,749,000, coupon range 0.88% - 5.36%, maturity range 10/26/17 - 9/6/24 value $178,502,757	175,000,000	175,000,000
Counterparty: RBC Capital Markets
0.52% dated 1/31/17, due 2/1/17
in the amount of $25,000,361, fully collateralized by U.S. Treasury obligation, par value $25,216,100, coupon 1.50%, maturity 2/28/19 value $25,500,028	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS		306,307,000
TOTAL INVESTMENTS
(Cost $1,099,779,738) † — 99.9%		1,099,779,738
OTHER ASSETS AND LIABILITIES, NET — 0.1%		851,867
NET ASSETS — 100.0%		$1,100,631,605

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2017. Date shown represents the final maturity date.

As of January 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.4%
ALABAMA — 0.6%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.78%, 2/2/17 (A)	$4,650,000	$4,650,000

CALIFORNIA — 16.6%
California Health Facilities Financing Authority, Adventist Health System Project, RB
0.53%, 2/1/17 (A)	1,600,000	1,600,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.61%, 2/2/17 (A)	7,100,000	7,100,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.65%, 2/1/17 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.73%, 2/8/17 (A)	18,500,000	18,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.62%, 2/1/17 (A)	10,650,000	10,650,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.51%, 2/1/17 (A)	2,900,000	2,900,000
Irvine Ranch Water District, Ser A-1, SAB
0.74%, 2/9/17 (A)	5,000,000	5,000,000
Irvine Ranch Water District, Ser A-2, SAB
0.74%, 2/9/17 (A)	6,260,000	6,260,000
Los Angeles, Ser A, GO
2.00%, 3/30/17	10,000,000	10,021,964
Los Angeles, Ser B, GO
3.00%, 6/29/17	3,775,000	3,810,259
Metropolitan Water District of Southern California, Ser E-REM, RB
0.78%, 2/2/17 (A)	13,000,000	13,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.62%, 2/1/17 (A)	8,000,000	8,000,000
Sacramento Municipal Utility District, TECP
0.68%, 2/3/17	10,000,000	10,000,000
San Francisco, City & County, TECP
0.77%, 4/5/17	10,000,000	10,000,000
University of California, Ser AL-2, RB
0.63%, 2/2/17 (A)	23,900,000	23,900,000
		135,742,223
COLORADO — 1.4%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.76%, 2/2/17 (A)	1,815,000	1,815,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.71%, 2/2/17 (A)	4,580,000	4,580,000
Colorado State, Ser A, RB
2.00%, 6/27/17	5,000,000	5,027,810
		11,422,810
CONNECTICUT — 1.4%
Connecticut State, HEFA, TECP
0.73%, 3/3/17	8,180,000	8,180,000
Connecticut State, HEFA, Yale University Project, Ser V-1, RB
0.42%, 2/1/17 (A)	700,000	700,000
Connecticut State, HEFA, Yale University Project, Ser V-2, RB
0.42%, 2/1/17 (A)	2,300,000	2,300,000
		11,180,000
FLORIDA — 2.2%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.67%, 2/1/17 (A)(B)	6,315,000	6,315,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.67%, 2/1/17 (A)(B)	2,000,000	2,000,000
Jacksonville, TECP
0.72%, 2/8/17	10,000,000	10,000,000
		18,315,000
GEORGIA — 5.9%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.67%, 2/2/17 (A)	3,000,000	3,000,000
Main Street Natural Gas, Sub-Ser A2, RB
0.77%, 2/2/17 (A)	28,800,000	28,800,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.65%, 2/1/17 (A)	16,500,000	16,500,000
		48,300,000
IDAHO — 0.6%
Idaho State, GO
2.00%, 6/30/17	5,000,000	5,026,416

ILLINOIS — 5.5%
Illinois State, EFA, TECP
0.74%, 3/2/17	17,075,000	17,075,000
0.80%, 4/4/17	3,000,000	3,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.66%, 2/2/17 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.64%, 2/1/17 (A)	15,300,000	15,300,000
Illinois State, Finance Authority, Riverside Health System Project, RB
0.67%, 2/2/17 (A)	430,000	430,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.76%, 2/2/17 (A)	2,100,000	2,100,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.79%, 2/1/17 (A)	$3,630,000	$3,630,000
		45,235,000
INDIANA — 0.8%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.67%, 2/1/17 (A)	700,000	700,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.65%, 2/2/17 (A)	2,900,000	2,900,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.64%, 2/1/17 (A)	2,700,000	2,700,000
		6,300,000
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.67%, 2/2/17 (A)	5,525,000	5,525,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.79%, 2/2/17 (A)	650,000	650,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.69%, 2/2/17 (A)	4,775,000	4,775,000
		10,950,000
KENTUCKY — 0.9%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.71%, 2/1/17 (A)	7,700,000	7,700,000

LOUISIANA — 0.6%
East Baton Rouge Parish Industrial Development Board Inc., Exxon Mobil Project, Ser A, RB
0.55%, 2/1/17 (A)	5,000,000	5,000,000

MARYLAND — 7.0%
Johns Hopkins University, TECP
0.69%, 2/2/17	20,658,000	20,658,000
0.72%, 3/6/17	10,000,000	10,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.75%, 3/1/17 (A)	14,910,000	14,910,000
Montgomery County, TECP
0.75%, 2/13/17	12,000,000	12,000,000
		57,568,000
MASSACHUSETTS — 3.3%
Commonwealth of Massachusetts, Ser A, GO
2.00%, 4/24/17	15,000,000	15,047,193
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/22/17	5,000,000	5,021,004
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.42%, 2/1/17 (A)	2,015,000	2,015,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.67%, 2/1/17 (A) (C)	5,000,000	5,000,000
		27,083,197
MICHIGAN — 4.8%
Board of Trustees of Michigan State University, TECP
0.67%, 2/1/17	6,040,000	6,040,000
Michigan State University, RB
0.64%, 2/1/17 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.75%, 3/1/17 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.70%, 2/2/17 (A)	7,800,000	7,800,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.45%, 2/1/17 (A)	4,300,000	4,300,000
University of Michigan, Ser D-1, RB
0.49%, 2/1/17 (A)	5,255,000	5,255,000
University of Michigan, Ser D-2, RB
0.62%, 2/2/17 (A)	4,535,000	4,535,000
		39,280,000
MINNESOTA — 4.0%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.67%, 2/2/17 (A)	11,750,000	11,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.62%, 2/1/17 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.64%, 2/2/17 (A)	5,785,000	5,785,000
University of Minnesota, TECP
0.70%, 2/2/17	7,200,000	7,200,000
		32,735,000
MISSISSIPPI — 3.8%
Mississippi Business Finance, Chevron USA Project, Ser A, RB
0.58%, 2/1/17 (A)	700,000	700,000
Mississippi Business Finance, Chevron USA Project, Ser H, RB
0.59%, 2/1/17 (A)	4,000,000	4,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.59%, 2/1/17 (A)	3,600,000	3,600,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.58%, 2/1/17 (A)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.58%, 2/1/17 (A)	$2,300,000	$2,300,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.59%, 2/1/17 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.58%, 2/1/17 (A)	7,800,000	7,800,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.58%, 2/1/17 (A)	845,000	845,000
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.59%, 2/1/17 (A)	900,000	900,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.58%, 2/1/17 (A)	6,500,000	6,500,000
		30,860,000
MISSOURI — 4.9%
Curators of University of Missouri, TECP
0.74%, 3/3/17	15,000,000	15,000,000
0.72%, 3/7/17	19,640,000	19,640,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.67%, 2/1/17 (A)	5,900,000	5,900,000
		40,540,000
MULTI-STATE — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.67%, 2/2/17 (A)	4,480,000	4,480,000

NEVADA — 1.4%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.65%, 2/1/17 (A)	5,800,000	5,800,000
Nevada Housing Division, Ser A, AMT, RB
0.81%, 2/2/17 (A)	5,670,000	5,670,000
		11,470,000
NEW YORK — 6.9%
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.66%, 2/2/17 (A)	7,400,000	7,400,000
NYC, Ser I-6, GO, LOC: CALSTRS
0.60%, 2/1/17 (A)	1,000,000	1,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.59%, 2/1/17 (A)	4,590,000	4,590,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.68%, 2/1/17 (A)	10,600,000	10,600,000
Port Authority of New York and New Jersey, TECP
0.72%, 3/2/17	13,810,000	13,810,000
0.78%, 4/12/17	19,075,000	19,075,000
		56,475,000
OHIO — 1.7%
Franklin County, GO Limited
2.50%, 12/1/17	4,000,000	4,049,269
Franklin County, Hospital Facilities, Ohio Health Corporation Project, RB
0.62%, 2/1/17 (A)	10,000,000	10,000,000
		14,049,269
OREGON — 1.5%
Oregon State, Ser A, GO
2.00%, 6/30/17	8,500,000	8,548,598
Oregon State, Veterans Welfare Project, Ser 9, GO
0.64%, 2/2/17 (A)	3,630,000	3,630,000
		12,178,598
PENNSYLVANIA — 3.6%
Pennsylvania State University, Ser B, RB
0.66%, 6/1/17 (A)	11,735,000	11,735,000
University of Pittsburgh, RB
2.00%, 8/15/17	6,000,000	6,044,570
University of Pittsburgh, TECP
0.80%, 4/4/17	6,000,000	6,000,000
0.67%, 2/14/17	6,000,000	6,000,000
		29,779,570
TEXAS — 7.2%
Dallas Area Rapid Transit, TECP
0.68%, 2/6/17	6,800,000	6,800,000
0.65%, 2/6/17	5,000,000	5,000,000
0.78%, 3/21/17	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.57%, 2/1/17 (A)	1,100,000	1,100,000
Harris County, IDC, Exxon Mobil Project, AMT, RB
0.55%, 2/1/17 (A)	8,400,000	8,400,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.54%, 2/1/17 (A)	2,000,000	2,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.58%, 2/1/17 (A)	4,835,000	4,835,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.65%, 2/1/17 (A)	3,000,000	3,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A)(B)	5,300,000	5,300,000
University of Texas, Financing System Project, Ser B, RB
0.63%, 2/2/17 (A)	7,850,000	7,850,000
University of Texas, Permanent University Funding System, Ser A, RB
0.63%, 2/2/17 (A)	4,700,000	4,700,000
		58,985,000
UTAH — 1.3%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.68%, 2/2/17 (A)	10,580,000	10,580,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VIRGINIA — 6.7%
Norfolk, EDA, Sentara Healthcare Project, RB
0.64%, 2/2/17 (A)	$9,800,000	$9,800,000
Norfolk, IDA, TECP
0.75%, 3/20/17	11,000,000	11,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.69%, 2/1/17 (A)	100,000	100,000
University of Virginia, TECP
0.71%, 2/15/17	10,000,000	10,000,000
0.72%, 2/21/17	13,900,000	13,900,000
0.72%, 2/27/17	10,000,000	10,000,000
		54,800,000
WASHINGTON — 2.6%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.70%, 2/2/17 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
1.05%, 2/2/17 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A)(B)	4,620,000	4,620,000
		21,105,000
WYOMING — 0.4%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.55%, 2/1/17 (A)	1,100,000	1,100,000
Sweetwater County, AMT, RB
0.61%, 2/1/17 (A)	1,900,000	1,900,000
		3,000,000
TOTAL MUNICIPAL OBLIGATIONS		814,790,083
TOTAL INVESTMENTS
(Cost $814,790,083) † — 99.4%		814,790,083
OTHER ASSETS AND LIABILITIES, NET — 0.6%		4,906,255
NET ASSETS — 100.0%		$819,696,338

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities amounted to $5,000,000 or 0.61% of net assets of the Portfolio.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System DFA — Developmental Finance Authority EDA — Economic Development Authority EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates MFH — Multi-Family Housing MTA — Metropolitan Transportation Authority
N.A. — National Association
NYC — New York City NYS — New York State PCFA — Pollution Control Financing Authority RB — Revenue Bond
SAB — Special Assessment Bond Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.8%
CALIFORNIA — 99.8%
ABAG Finance Authority for Nonprofit, Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser G1, RB, (LOC: U.S. Bank N.A.)
0.61%, 2/2/17 (B)	5,000,000	5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.61%, 2/2/17 (B)	12,850,000	12,850,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.60%, 2/1/17 (B)	3,400,000	3,400,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.65%, 2/1/17 (B)	200,000	200,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.65%, 2/1/17 (B)	5,700,000	5,700,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.62%, 2/1/17 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.65%, 2/1/17 (B)	8,000,000	8,000,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.61%, 2/2/17 (B)	8,450,000	8,450,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.70%, 2/14/17 (B)	7,500,000	7,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.73%, 2/8/17 (B)	6,500,000	6,500,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.50%, 2/1/17 (B)	615,000	615,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.51%, 2/1/17 (B)	9,830,000	9,830,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.61%, 2/2/17 (B)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.65%, 2/2/17 (B)	1,300,000	1,300,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.62%, 2/1/17 (B)	8,000,000	8,000,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.51%, 2/1/17 (B)	6,900,000	6,900,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.68%, 2/2/17 (A) (B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A) (B)	3,030,000	3,030,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.61%, 2/2/17 (B)	3,000,000	3,000,000
California Statewide, Community Development Authority, Ser B, RB
0.77%, 2/2/17 (B)	14,000,000	14,000,000
Irvine Ranch Water District, Ser A-1, SAB
0.74%, 2/9/17 (B)	8,140,000	8,140,000
Irvine Unified School District, Community Facilities District #09
0.52%, 2/1/17 (B)	600,000	600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust Co.)
0.56%, 2/1/17 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A) (B)	6,800,000	6,800,000
Los Angeles County, GO
3.00%, 6/30/17	12,000,000	12,113,371
Los Angeles County, TECP
0.80%, 4/4/17	11,775,000	11,775,000
Los Angeles, Ser A, GO
2.00%, 3/30/17	10,000,000	10,021,964
Los Angeles, Ser B, GO
3.00%, 6/29/17	5,000,000	5,046,701
Metropolitan Water District of Southern California, Ser E-REM, RB
0.78%, 2/2/17 (B)	7,000,000	7,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.62%, 2/1/17 (B)	9,460,000	9,460,000
Sacramento Municipal Utility District, TECP
0.68%, 2/3/17	15,000,000	15,000,000
San Diego County, COP, (LOC: Northern Trust Company)
0.84%, 2/2/17 (B)	1,550,000	1,550,000
San Diego Unified School District, Ser A, GO
2.00%, 6/30/17	4,000,000	4,023,031
San Francisco, City & County, TECP
0.77%, 4/5/17	12,000,000	12,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.64%, 2/1/17 (B)	4,900,000	4,900,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.66%, 2/2/17 (B)	$1,200,000	$1,200,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.61%, 2/1/17 (B)	7,500,000	7,500,000
University of California, Ser AL-2, RB
0.63%, 2/2/17 (B)	9,000,000	9,000,000
University of California, Ser AL-4, RB
0.61%, 2/2/17 (B)	4,700,000	4,700,000
Ventura County, GO
2.00%, 7/1/17	10,000,000	10,055,110
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.63%, 2/1/17 (B)	5,300,000	5,300,000
TOTAL MUNICIPAL OBLIGATIONS		281,272,177
TOTAL INVESTMENTS
(Cost $281,272,177) † — 99.8%		281,272,177
OTHER ASSETS AND LIABILITIES, NET — 0.2%		638,751
NET ASSETS — 100.0%		$281,910,928

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government AMT — Alternative Minimum Tax
COP — Certificate of Participation EFA — Educational Facilities Authority GO — General Obligation
LOC — Letter of Credit
MFA — Municipal Finance Authority N.A. — National Association
PCFA — Pollution Control Financing Authority RB — Revenue Bond SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.8%
NEW YORK — 99.8%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/2/17 (A) (B)	$6,420,000	$6,420,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.69%, 2/2/17 (B)	1,545,000	1,545,000
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.66%, 2/2/17 (B)	6,900,000	6,900,000
MTA, Sub-Ser E-1, RB, (LOC: U.S. Bank, N.A.)
0.60%, 2/1/17 (B)	1,440,000	1,440,000
MTA, Sub-Ser E-5, RB, (LOC: U.S. Bank, N.A.)
0.60%, 2/1/17 (B)	300,000	300,000
Nassau Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.66%, 2/3/17 (B)	9,100,000	9,100,000
NYC, GO, (LOC: Bank of New York Mellon)
0.60%, 2/1/17 (B)	8,800,000	8,800,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.56%, 2/1/17 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.56%, 2/1/17 (A) (B)	9,000,000	9,000,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.56%, 2/1/17 (A) (B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.70%, 2/2/17 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.60%, 2/1/17 (B)	600,000	600,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.60%, 2/1/17 (B)	1,300,000	1,300,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.67%, 2/1/17 (B)	4,800,000	4,800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.60%, 2/1/17 (B)	2,200,000	2,200,000
NYC, Trust for Cultural Resources, American Museum Project, RB
0.76%, 2/2/17 (B)	6,000,000	6,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.59%, 2/1/17 (B)	1,700,000	1,700,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.59%, 2/1/17 (B)	2,980,000	2,980,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser DD-2, RB
0.60%, 2/1/17 (B)	500,000	500,000
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank, N.A.)
0.60%, 2/1/17 (B)	3,600,000	3,600,000
NYC, Water & Sewer System, Ser B-4, RB
0.60%, 2/1/17 (B)	4,140,000	4,140,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.62%, 2/1/17 (B)	685,000	685,000
NYS, Dormitory Authority, Cornell University Project, Ser A, RB
0.63%, 2/2/17 (B)	1,900,000	1,900,000
NYS, Dormitory Authority, Cornell University Project, Ser B, RB
0.63%, 2/2/17 (B)	1,900,000	1,900,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.66%, 2/2/17 (B)	8,325,000	8,325,000
NYS, Dormitory Authority, TECP
0.60%, 2/6/17	8,000,000	8,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.68%, 2/1/17 (B)	6,300,000	6,300,000
NYS, Energy Research & Development Authority, AMT, RB
0.66%, 2/1/17 (B)	2,000,000	2,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.56%, 2/1/17 (A) (B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.58%, 2/1/17 (A) (B)	5,000,000	5,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.56%, 2/1/17 (A) (B)	1,000,000	1,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.56%, 2/1/17 (A) (B)	6,850,000	6,850,000
NYS, HFA, 625 West 57th Street Project, RB, (LOC: Bank of New York Mellon)
0.63%, 2/1/17 (B)	2,300,000	2,300,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.59%, 2/1/17 (A) (B)	6,870,000	6,870,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.68%, 2/1/17 (B)	7,400,000	7,400,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.56%, 2/1/17 (A) (B)	2,950,000	2,950,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.56%, 2/1/17 (A) (B)	3,000,000	3,000,000
NYS, Urban Development Corporation, Ser A, RB
5.00%, 3/15/17	2,500,000	2,513,256
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/17	5,350,000	5,377,557

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.64%, 2/1/17 (B)	$7,500,000	$7,500,000
Port Authority of New York and New Jersey, TECP
0.72%, 3/2/17	3,500,000	3,500,000
0.78%, 4/12/17	5,500,000	5,500,000

TOTAL MUNICIPAL OBLIGATIONS		179,995,813
TOTAL INVESTMENTS
(Cost $179,995,813) † — 99.8%		179,995,813
OTHER ASSETS AND LIABILITIES, NET — 0.2%		289,544
NET ASSETS — 100.0%		$180,285,357

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System GO — General Obligation
HDC — Housing Development Corporation HFA — Housing Finance Authority IDA — Industrial Development Authority LIQ — Liquidity Agreement LOC — Letter of Credit
MTA — Metropolitan Transportation Authority N.A. — National Association
NYC — New York City NYS — New York State RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2017, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended January 31, 2017, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.9%
FANNIE MAE — 0.1%
1.13%, 4/27/17 (A)	$1,500,000	$1,501,853

FANNIE MAE, DISCOUNT NOTE — 10.1%
0.41%, 2/1/17 (A) (B)	50,000,000	50,000,000
0.42%, 2/14/17 (A) (B)	15,000,000	14,997,725
0.49%, 2/15/17 (A) (B)	20,000,000	19,996,220
0.47%, 4/19/17 (A) (B)	12,500,000	12,487,407
		97,481,352
FEDERAL FARM CREDIT BANK — 0.6%
0.81%, 2/20/17 (C)	385,000	384,987
0.80%, 2/25/17 (C)	4,500,000	4,499,777
0.83%, 2/27/17 (C)	865,000	864,979
		5,749,743
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 8.0%
0.49%, 2/14/17 (B)	25,000,000	24,995,576
0.46%, 2/24/17 (B)	15,000,000	14,995,592
0.56%, 5/10/17 (B)	12,500,000	12,480,945
0.56%, 5/16/17 (B)	5,000,000	4,991,911
0.53%, 7/5/17 (B)	6,500,000	6,485,263
0.75%, 11/3/17 (B)	6,000,000	5,965,854
0.89%, 12/7/17 (B)	7,500,000	7,443,350
		77,358,491
FEDERAL HOME LOAN BANK — 5.0%
0.60%, 2/19/17 (C)	25,000,000	25,000,000
0.65%, 4/28/17	18,000,000	18,000,000
0.64%, 4/28/17	2,500,000	2,500,226
0.75%, 8/15/17	1,733,333	1,733,333
1.25%, 12/26/17	750,000	752,548
		47,986,107
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 8.3%
0.40%, 2/10/17 (B)	609,000	608,939
0.53%, 2/27/17 (B)	15,000,000	14,994,258
0.50%, 3/29/17 (B)	45,000,000	44,965,000
0.56%, 4/5/17 (B)	20,000,000	19,980,400
		80,548,597
FREDDIE MAC — 7.8%
0.61%, 2/11/17 (A) (C)	12,500,000	12,500,000
1.00%, 3/8/17 (A)	7,500,000	7,502,143
0.66%, 4/24/17 (A) (C)	25,000,000	25,000,000
1.00%, 9/29/17 (A)	30,508,000	30,539,650
0.72%, 10/27/17 (A)	250,000	249,687
		75,791,480
FREDDIE MAC, DISCOUNT NOTE — 7.0%
0.36%, 2/6/17 (A) (B)	5,000,000	4,999,750
0.42%, 2/7/17 (A) (B)	25,000,000	24,998,250
0.48%, 5/3/17 (A) (B)	12,500,000	12,484,991
0.61%, 7/20/17 (A) (B)	25,000,000	24,928,410
		67,411,401
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		453,829,024
U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bills
0.32%, 2/2/17 (B)	75,000,000	74,999,344
0.46%, 3/9/17 (B)	25,000,000	24,988,625
0.20%, 4/27/17 (B)	25,000,000	24,977,068
0.29%, 4/20/17 (B)	25,000,000	24,969,125
0.60%, 6/1/17 (B)	50,000,000	49,899,583
TOTAL U.S. TREASURY OBLIGATIONS		199,833,745
COMMERCIAL PAPER — 8.8%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 8.8%
Army and Air Force Exchange Service
0.55%, 2/1/17 (B)	32,500,000	32,500,000
0.71%, 2/13/17 (B)	10,000,000	9,997,633
0.65%, 2/22/17 (B)	25,000,000	24,990,521
0.70%, 2/27/17 (B)	2,500,000	2,498,736
0.70%, 3/2/17 (B)	15,500,000	15,491,260
TOTAL COMMERCIAL PAPER		85,478,150
REPURCHASE AGREEMENTS — 23.6%
Counterparty: Bank of Montreal
0.51% dated 1/31/17, due 2/7/17
in the amount of $50,004,708, fully collateralized by U.S. Treasury obligations, par value $7,000 - $15,962,100, coupon range 0.00% - 3.75%, maturity range 5/25/17 - 5/15/46, value $51,000,020	50,000,000	50,000,000
Counterparty: Bank of Montreal
0.52% dated 1/31/17, due 2/1/17
in the amount of $93,265,347, fully collateralized by U.S. Treasury obligations, par value $100 - $101,966,500, coupon range 0.00% - 1.63%, maturity range 5/15/26 - 11/15/44, value $95,129,330	93,264,000	93,264,000
Counterparty: Bank of Nova Scotia
0.54% dated 1/31/17, due 2/1/17
in the amount of $75,001,125, fully collateralized by U.S. Government obligations, par value $1,000 - $24,442,000, coupon range 0.00% - 1.50%, maturity range 3/1/17 - 9/30/20, value $76,501,521	75,000,000	75,000,000
Counterparty: RBC Capital Markets
0.52% dated 1/31/17, due 2/1/17
in the amount of $10,000,144, fully collateralized by a U.S. Treasury obligation, par value $10,242,200, coupon 2.25%, maturity 11/15/24, value $10,200,001	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS		228,264,000
TOTAL INVESTMENTS
(Cost $967,404,919) † — 100.0%		967,404,919
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(216,482)
NET ASSETS — 100.0%		$967,188,437

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

January 31, 2017 (unaudited)

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2017. Date shown represents the next interest reset date.

As of January 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional Treasury Obligations Money Market Fund • Schedule of Investments

January 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 44.5%
U.S. Treasury Bills
0.19%, 2/2/17 (A)	$15,000,000	$14,999,869
0.47%, 2/9/17 (A)	50,000,000	49,994,778
0.48%, 2/23/17 (A)	50,000,000	49,985,486
0.35%, 3/2/17 (A)	50,000,000	49,986,104
0.46%, 3/9/17 (A)	10,000,000	9,995,450
0.39%, 3/23/17 (A)	20,000,000	19,989,278
0.55%, 4/20/17 (A)	25,000,000	24,970,479
0.39%, 4/27/17 (A)	50,000,000	49,954,135
0.50%, 5/4/17 (A)	50,000,000	49,936,494
0.36%, 6/1/17 (A)	30,000,000	29,939,750
0.51%, 6/8/17 (A)	25,000,000	24,955,462
0.62%, 7/27/17 (A)	30,000,000	29,909,800
0.62%, 8/17/17 (A)	25,000,000	24,915,181
0.80%, 11/9/17 (A)	25,000,000	24,844,865
0.78%, 1/4/18 (A)	30,000,000	29,783,056
TOTAL U.S. TREASURY OBLIGATIONS		484,160,187
REPURCHASE AGREEMENTS — 55.5%
Counterparty: Bank of Nova Scotia
0.54% dated 1/31/17, due 2/1/17
in the amount of $150,002,250, fully collateralized by U.S. Treasury obligations, par value $7,556,300 - $33,806,300, coupon range 0.63% - 3.13%, maturity range 6/30/17 - 8/15/44, value $153,002,333	150,000,000	150,000,000
Counterparty: Bank of Montreal
0.51% dated 1/31/17, due 2/7/17
in the amount of $50,000,708, fully collateralized by U.S. Treasury obligations, par value $1,300 - $15,972,800, coupon range 0.63% - 4.50%, maturity range 8/31/17 - 2/15/45, value $51,000,036	50,000,000	50,000,000
Counterparty: Bank of Montreal
0.52% dated 1/31/17, due 2/1/17
in the amount of $214,658,101, fully collateralized by U.S. Treasury obligations, par value $1,493,800 - $160,181,900, coupon range 1.63% - 3.25%, maturity range 3/31/17 - 1/15/28, value $218,948,144	214,655,000	214,655,000
Counterparty: RBC Capital Markets
0.52% dated 1/31/17, due 2/1/17
in the amount of $190,002,744, fully collateralized by U.S. Treasury obligations, par value $100 - $54,476,600, coupon range 0.00% - 3.00%, maturity range 3/31/17 - 8/15/46, value $193,800,036	190,000,000	190,000,000

TOTAL REPURCHASE AGREEMENTS		604,655,000
TOTAL INVESTMENTS
(Cost $1,088,815,187) † — 100.0%		1,088,815,187
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(292,609)
NET ASSETS — 100.0%		$1,088,522,578

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of January 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: March 22, 2017

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: March 22, 2017

* Print the name and title of each signing officer under his or her signature.